Segmented Information - Operating Segments Earnings (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segmented product sales
Product sales	$ 41,509	$ 40,835	$ 49,530
Less: royalties	(5,853)	(4,867)	(7,232)
Revenue	35,656	35,968	42,298
Expenses
Production	8,093	8,480	8,712
Transportation, blending and feedstock	9,984	9,302	9,973
Depletion, depreciation and amortization	6,681	6,413	7,353
Asset retirement obligation accretion	389	366	281
Risk management loss (commodity derivatives)	(168)	14	7
Total expenses	27,597	25,803	28,594
Earnings before taxes	8,059	10,165	13,704
Administration	503	452	415
Share-based compensation	279	491	804
Interest and other financing expense	592	636	549
Net unrealized risk management loss (gain)	9	12	(28)
Foreign exchange loss (gain)	955	(279)	738
Gain from investments	(56)	(56)	(196)
Current income tax expense	1,531	1,879	2,906
Deferred corporate income tax	422	53	(139)
Net earnings	6,106	8,233	10,937
Accumulated depletion and depreciation
Expenses
Recoverability charge	160	436
Total Segments
Segmented product sales
Less: royalties	(5,853)	(4,867)	(7,232)
Revenue	35,656	35,968	42,298
Expenses
Production	8,093	8,480	8,712
Transportation, blending and feedstock	9,984	9,302	9,973
Depletion, depreciation and amortization	6,681	6,413	7,353
Asset retirement obligation accretion	389	366	281
Risk management loss (commodity derivatives)	(7)	(24)	(18)
Total expenses	25,154	24,585	26,337
Earnings before taxes	10,502	11,383	15,961
Total Segments | Other Income And Revenue
Segmented product sales
Revenue	857	960	1,285
Total Segments | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Segmented product sales
Revenue	41,509	40,835	49,530
North Sea
Expenses
Recoverability charge	160	436	1,620
Operating segments | North America
Segmented product sales
Less: royalties	(2,876)	(2,443)	(3,918)
Revenue	17,285	17,317	21,985
Expenses
Production	3,249	3,617	3,754
Transportation, blending and feedstock	6,184	5,808	6,394
Depletion, depreciation and amortization	3,831	3,679	3,595
Asset retirement obligation accretion	231	234	171
Risk management loss (commodity derivatives)	(7)	(24)	(18)
Total expenses	13,502	13,362	13,932
Earnings before taxes	3,783	3,955	8,053
Operating segments | North America | Accumulated depletion and depreciation
Expenses
Recoverability charge	0	0
Operating segments | North America | Other Income And Revenue
Segmented product sales
Revenue	6	10	217
Operating segments | North America | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Segmented product sales
Revenue	20,161	19,760	25,903
Operating segments | North Sea
Segmented product sales
Less: royalties	(1)	(1)	(1)
Revenue	477	441	635
Expenses
Production	440	342	437
Transportation, blending and feedstock	10	7	6
Depletion, depreciation and amortization	279	494	1,747
Asset retirement obligation accretion	65	46	33
Risk management loss (commodity derivatives)	0	0	0
Total expenses	794	889	2,223
Earnings before taxes	(317)	(448)	(1,588)
Operating segments | North Sea | Accumulated depletion and depreciation
Expenses
Recoverability charge	160	436	1,620
Operating segments | North Sea | Other Income And Revenue
Segmented product sales
Revenue	4	0	0
Operating segments | North Sea | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Segmented product sales
Revenue	478	442	636
Operating segments | Offshore Africa
Segmented product sales
Less: royalties	(24)	(57)	(71)
Revenue	456	580	686
Expenses
Production	109	141	114
Transportation, blending and feedstock	1	1	1
Depletion, depreciation and amortization	297	213	173
Asset retirement obligation accretion	9	8	7
Risk management loss (commodity derivatives)	0	0	0
Total expenses	416	363	295
Earnings before taxes	40	217	391
Operating segments | Offshore Africa | Accumulated depletion and depreciation
Expenses
Recoverability charge	0	0
Operating segments | Offshore Africa | Other Income And Revenue
Segmented product sales
Revenue	4	9	8
Operating segments | Offshore Africa | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Segmented product sales
Revenue	480	637	757
Operating segments | Oil Sands Mining and Upgrading
Segmented product sales
Less: royalties	(2,952)	(2,366)	(3,242)
Revenue	16,327	16,300	17,711
Expenses
Production	3,921	3,989	4,076
Transportation, blending and feedstock	2,959	2,563	2,652
Depletion, depreciation and amortization	2,258	2,011	1,822
Asset retirement obligation accretion	84	78	70
Risk management loss (commodity derivatives)	0	0	0
Total expenses	9,222	8,641	8,620
Earnings before taxes	7,105	7,659	9,091
Operating segments | Oil Sands Mining and Upgrading | Accumulated depletion and depreciation
Expenses
Recoverability charge	0	0
Operating segments | Oil Sands Mining and Upgrading | Other Income And Revenue
Segmented product sales
Revenue	16	5	149
Operating segments | Oil Sands Mining and Upgrading | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Segmented product sales
Revenue	19,279	18,666	20,953
Operating segments | Midstream and Refining
Segmented product sales
Less: royalties	0	0	0
Revenue	895	1,002	986
Expenses
Production	315	332	271
Transportation, blending and feedstock	685	664	691
Depletion, depreciation and amortization	16	16	16
Asset retirement obligation accretion	0	0	0
Risk management loss (commodity derivatives)	0	0	0
Total expenses	1,016	1,012	978
Earnings before taxes	(121)	(10)	8
Operating segments | Midstream and Refining | Accumulated depletion and depreciation
Expenses
Recoverability charge	0	0
Operating segments | Midstream and Refining | Other Income And Revenue
Segmented product sales
Revenue	813	926	906
Operating segments | Midstream and Refining | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Segmented product sales
Revenue	895	1,002	986
Non-segmented
Expenses
Total expenses	2,443	1,218	2,257
Administration	503	452	415
Share-based compensation	279	491	804
Interest and other financing expense	592	636	549
Net unrealized risk management loss (gain)	170	(26)	(53)
Foreign exchange loss (gain)	955	(279)	738
Gain from investments	(56)	(56)	(196)
Non-segmented | Accumulated depletion and depreciation
Expenses
Recoverability charge	0	0
Inter-segment Elimination and Other
Segmented product sales
Less: royalties	0	0	0
Revenue	216	328	295
Expenses
Production	59	59	60
Transportation, blending and feedstock	145	259	229
Depletion, depreciation and amortization	0	0	0
Asset retirement obligation accretion	0	0	0
Risk management loss (commodity derivatives)	0	0	0
Total expenses	204	318	289
Earnings before taxes	12	10	6
Inter-segment Elimination and Other | Other Income And Revenue
Segmented product sales
Revenue	14	10	5
Inter-segment Elimination and Other | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Segmented product sales
Revenue	216	328	295
Crude Oil and NGLs | Total Segments
Segmented product sales
Product sales	39,084	37,300	43,009
Crude Oil and NGLs | Operating segments | North America
Segmented product sales
Product sales	18,740	17,375	20,755
Crude Oil and NGLs | Operating segments | North Sea
Segmented product sales
Product sales	467	435	623
Crude Oil and NGLs | Operating segments | Offshore Africa
Segmented product sales
Product sales	434	577	694
Crude Oil and NGLs | Operating segments | Oil Sands Mining and Upgrading
Segmented product sales
Product sales	19,263	18,661	20,804
Crude Oil and NGLs | Operating segments | Midstream and Refining
Segmented product sales
Product sales	82	76	80
Crude Oil and NGLs | Inter-segment Elimination and Other
Segmented product sales
Product sales	98	176	53
Natural gas | Total Segments
Segmented product sales
Product sales	1,568	2,575	5,236
Natural gas | Operating segments | North America
Segmented product sales
Product sales	1,415	2,375	4,931
Natural gas | Operating segments | North Sea
Segmented product sales
Product sales	7	7	13
Natural gas | Operating segments | Offshore Africa
Segmented product sales
Product sales	42	51	55
Natural gas | Operating segments | Oil Sands Mining and Upgrading
Segmented product sales
Product sales	0	0	0
Natural gas | Operating segments | Midstream and Refining
Segmented product sales
Product sales	0	0	0
Natural gas | Inter-segment Elimination and Other
Segmented product sales
Product sales	$ 104	$ 142	$ 237